Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)		$ 115,514,750	$ 61,117,106	$ 66,699,388	$ 70,144,756
Provision for trails in process (Note 26)		13,186,811	12,436,092	10,533,137	11,114,006
Provision for environmental costs		9,134,000	9,757,356	11,914,160	$ 11,138,904
Provisions	$ 6,800,549	$ 137,835,561	$ 83,310,554	$ 89,146,685